UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Courtney R. Taylor
American High-Income Trust
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income TrustSM
Investment portfolio

December 31, 2011
unaudited

Bonds, notes & other debt instruments — 87.33%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 84.06%
CONSUMER DISCRETIONARY — 22.41%
MGM Resorts International 6.75% 2012	$52,553	$53,473
MGM Resorts International 6.75% 2013	45,790	46,305
MGM Resorts International 13.00% 2013	27,275	32,525
MGM Resorts International 5.875% 2014	85,090	82,963
MGM Resorts International 10.375% 2014	9,525	10,930
MGM Resorts International 6.625% 2015	18,975	18,121
MGM Resorts International 6.875% 2016	9,000	8,370
MGM Resorts International 7.50% 2016	31,400	30,223
MGM Resorts International 11.125% 2017	13,800	15,801
MGM Resorts International 9.00% 2020	12,225	13,600
Charter Communications, Inc. 13.50% 2016	46,320	53,732
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	70,900	75,065
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	40,425	43,305
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,475
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	23,000	24,380
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	38,175	41,993
Univision Communications Inc., Term Loan, 4.546% 20171,2,3	141,324	126,233
Univision Communications Inc. 6.875% 20194	13,505	13,100
Univision Communications Inc. 8.50% 20214	50,275	46,002
Virgin Media Finance PLC, Series 1, 9.50% 2016	88,775	100,094
Virgin Media Secured Finance PLC 6.50% 2018	9,325	9,954
Virgin Media Finance PLC 8.375% 20194	57,435	63,322
Michaels Stores, Inc., Term Loan B3, 4.938% 20161,2,3	17,346	17,085
Michaels Stores, Inc., Term Loan B2, 4.938% 20161,2,3	5,877	5,791
Michaels Stores, Inc. 11.375% 2016	11,000	11,714
Michaels Stores, Inc. 13.00% 2016	67,520	72,240
Michaels Stores, Inc. 7.75% 2018	65,100	66,077
Boyd Gaming Corp. 6.75% 2014	31,675	30,170
Boyd Gaming Corp. 7.125% 2016	32,315	28,114
Boyd Gaming Corp. 9.125% 2018	82,070	78,377
Neiman Marcus Group, Inc. 10.375% 2015	34,125	35,618
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,3	102,945	99,471
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	14,121	13,966
Toys “R” Us-Delaware, Inc. 7.375% 20164	19,580	19,727
Toys “R” Us Property Co. II, LLC 8.50% 2017	38,025	39,546
Toys “R” Us Property Co. I, LLC 10.75% 2017	3,875	4,258
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,3	41,566	40,819
Toys “R” Us, Inc. 7.375% 2018	9,550	8,619
Revel Entertainment, Term Loan B, 9.00% 20181,2,3	108,000	98,982
Revel Entertainment 12.00% 20185,6,7	36,178	26,138
Needle Merger Sub Corp. 8.125% 20194	123,500	118,251
Nara Cable Funding Ltd. 8.875% 2018	€93,800	108,650
ONO Finance II PLC 10.875% 20194	$350	313
ONO Finance II PLC 11.125% 2019	€8,925	8,923
Allison Transmission Holdings, Inc., Term Loan B, 2.78% 20141,2,3	$31,226	30,506
Allison Transmission Holdings, Inc. 11.00% 20154	64,690	68,571
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	67,753	70,124
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	26,450	28,202
Limited Brands, Inc. 5.25% 2014	703	735
Limited Brands, Inc. 8.50% 2019	9,934	11,623
Limited Brands, Inc. 7.00% 2020	20,193	21,960
Limited Brands, Inc. 6.625% 2021	58,254	62,041
Warner Music Group 9.50% 20164	16,261	17,724
Warner Music Group 9.50% 2016	11,855	12,922
Warner Music Group 11.50% 20184	48,350	48,229
Warner Music Group 13.75% 20194	16,975	16,084
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	82,450	89,458
J.C. Penney Co., Inc. 5.75% 2018	52,264	52,787
J.C. Penney Co., Inc. 5.65% 2020	33,397	32,896
PETCO Animal Supplies, Inc. 9.25% 20184	63,505	68,427
Academy, Ltd., Term Loan B, 6.00% 20181,2,3	45,950	45,593
Academy, Ltd. 9.25% 20194	21,050	20,892
EchoStar DBS Corp 7.125% 2016	7,000	7,578
DISH DBS Corp 7.875% 2019	3,550	4,029
DISH DBS Corp 6.75% 2021	48,490	52,490
Cinemark USA, Inc., Term Loan, 3.53% 20161,2,3	5,452	5,430
Cinemark USA, Inc. 8.625% 2019	47,461	51,851
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	3,400	3,749
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	48,000	53,520
Hanesbrands Inc., Series B, 4.146% 20141	27,262	27,262
Hanesbrands Inc. 8.00% 2016	18,350	20,047
Hanesbrands Inc. 6.375% 2020	9,000	9,180
Bon-Ton Department Stores, Inc. 10.25% 2014	85,775	55,432
AMC Entertainment Inc. 8.00% 2014	5,825	5,781
AMC Entertainment Inc. 8.75% 2019	28,050	29,172
AMC Entertainment Inc. 9.75% 2020	19,000	18,145
CityCenter Holdings, LLC 7.625% 20164	27,500	28,325
CityCenter Holdings, LLC 11.50% 20174,6	23,951	23,518
Jaguar Land Rover PLC 7.75% 20184	15,960	15,282
Jaguar Land Rover PLC 8.125% 20214	36,000	34,020
Tower Automotive Holdings 10.625% 20174	48,696	49,183
Burger King Corp 0%/11.00% 20194,8	76,125	47,768
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,3	37,147	36,553
Burlington Coat Factory Warehouse Corp. 10.00% 2019	9,550	9,383
Regal Entertainment Group 9.125% 2018	9,750	10,506
Regal Cinemas Corp. 8.625% 2019	30,455	33,044
Tousa, Inc. 9.00% 20107,9	22,486	14,773
Tousa, Inc. 9.00% 20107,9	7,325	4,813
Tousa, Inc. 9.25% 20114,7,9	36,325	23,866
DineEquity, Inc. 9.50% 2018	38,775	41,829
Local T.V. Finance LLC, Term Loan B, 2.30% 20131,2,3	7,206	6,968
Local T.V. Finance LLC 9.25% 20151,4,6	31,914	30,637
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,240
Royal Caribbean Cruises Ltd. 11.875% 2015	27,725	32,854
Fox Acquisition LLC 13.375% 20164	29,470	32,306
NCL Corp. Ltd. 11.75% 2016	18,925	21,858
NCL Corp. Ltd. 9.50% 2018	9,725	10,187
Marina District Finance Co., Inc. 9.50% 2015	10,000	9,400
Marina District Finance Co., Inc. 9.875% 2018	21,000	19,267
Mohegan Tribal Gaming Authority 8.00% 2012	17,950	12,116
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	827
Mohegan Tribal Gaming Authority 7.125% 2014	$24,600	11,746
Mohegan Tribal Gaming Authority 6.875% 2015	6,775	3,049
Jarden Corp. 8.00% 2016	23,250	25,226
Kabel BW Erste Beteiligu 7.50% 2019	€7,250	9,524
UPC Germany GmbH 9.625% 2019	10,800	14,511
Gray Television, Inc. 10.50% 2015	$9,175	8,716
Gray Television, Inc., Series D, 17.00% (undated)1,5,7,9	16,601	14,941
Sally Holdings LLC and Sally Capital Inc. 6.875% 20194	21,625	22,706
LBI Media, Inc. 8.50% 20174	40,150	22,333
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	20,008
Chrysler Group LLC, Term Loan B, 6.00% 20171,2,3	7,711	7,318
Chrysler Group LLC 8.00% 20194	13,585	12,498
CSC Holdings, Inc. 8.50% 2014	14,750	16,391
CSC Holdings, Inc. 8.625% 2019	2,900	3,349
Cumulus Media Inc. 7.75% 20194	22,000	19,635
Radio One, Inc., Term Loan B, 7.50% 20161,2,3	20,801	19,387
Allbritton Communications Co. 8.00% 2018	17,960	17,915
Seneca Gaming Corp. 8.25% 20184	16,750	16,457
Education Management LLC and Education Management Finance Corp. 8.75% 2014	16,245	16,367
Lamar Media Corp. 7.875% 2018	13,525	14,404
Vidéotron Ltée 6.875% 2014	4,110	4,141
Vidéotron Ltée 6.375% 2015	3,720	3,804
Quebecor Media Inc. 7.75% 2016	3,725	3,846
Dynacast International Ltd. 9.25% 20194	10,950	10,348
Meritage Corp. 7.731% 20174	9,000	8,190
Seminole Tribe of Florida 7.804% 20202,4	8,320	8,119
Federated Department Stores, Inc. 6.90% 2029	5,006	5,513
May Department Stores Co. 6.70% 2034	45	50
FCE Bank PLC 7.125% 2013	€3,550	4,709
Tenneco Inc. 6.875% 2020	$4,300	4,429
Marks and Spencer Group PLC 7.125% 20374	4,270	4,256
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20174	3,325	3,541
Grupo Televisa, SAB 6.625% 2040	2,500	2,844
Time Warner Cable Inc. 7.50% 2014	750	840
Cox Communications, Inc. 5.45% 2014	390	433
KAC Acquisition Corp. 8.00% 20262,4,6,7	256	—
		3,810,322

TELECOMMUNICATION SERVICES — 11.86%
Nextel Communications, Inc., Series E, 6.875% 2013	46,088	46,088
Nextel Communications, Inc., Series F, 5.95% 2014	117,065	113,553
Nextel Communications, Inc., Series D, 7.375% 2015	168,423	154,949
Sprint Nextel Corp. 6.00% 2016	20,000	16,700
Sprint Nextel Corp. 8.375% 2017	57,450	51,777
Sprint Nextel Corp. 9.00% 20184	28,400	29,891
Sprint Nextel Corp. 11.50% 20214	53,075	52,677
Sprint Capital Corp. 8.75% 2032	3,000	2,441
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	138,930	133,720
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	129,580	124,721
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	93,930	78,666
Cricket Communications, Inc. 10.00% 2015	52,570	52,833
Cricket Communications, Inc. 7.75% 2016	151,590	157,275
Wind Acquisition SA 11.75% 20174	159,475	143,527
Wind Acquisition SA 7.25% 20184	30,530	27,859
Wind Acquisition SA 7.375% 2018	€21,915	24,251
Frontier Communications Corp. 7.875% 2015	$19,800	20,171
Frontier Communications Corp. 8.25% 2017	83,845	86,151
Frontier Communications Corp. 8.125% 2018	10,876	11,012
Frontier Communications Corp. 8.50% 2020	29,150	29,988
Frontier Communications Corp. 8.75% 2022	11,625	11,567
Digicel Group Ltd. 12.00% 20144	61,825	69,862
Digicel Group Ltd. 12.00% 2014	600	678
Digicel Group Ltd. 8.875% 20154	47,975	47,495
Digicel Group Ltd. 8.875% 2015	10,015	9,915
Digicel Group Ltd. 10.50% 20184	10,450	10,607
Level 3 Financing, Inc. 8.75% 2017	13,093	13,388
Level 3 Financing, Inc. 10.00% 2018	16,050	17,093
Level 3 Escrow Inc. 8.125% 20194	73,250	72,334
Level 3 Communications, Inc. 11.875% 2019	15,850	16,959
Vodafone Group PLC, Term Loan, 6.875% 20152,3,6,7	58,033	58,178
Vodafone Group PLC, Term Loan B, 6.25% 20162,3,6,7	35,500	35,411
Trilogy International Partners, LLC, 10.25% 20164	85,890	79,019
LightSquared, Term Loan B, 12.00% 20142,3,6	142,551	61,119
Crown Castle International Corp. 9.00% 2015	29,475	32,165
Crown Castle International Corp. 7.75% 20174	11,150	12,070
Crown Castle International Corp. 7.125% 2019	1,000	1,085
American Tower Corp. 7.00% 2017	21,825	24,682
American Tower Corp. 7.25% 2019	8,460	9,590
Intelsat Jackson Holding Co. 9.50% 2016	15,425	16,158
Sorenson Communications 10.50% 20154	20,700	14,386
SBA Telecommunications, Inc. 8.00% 2016	12,850	13,910
Portugal Telecom International Finance BV 5.625% 2016	€10,000	10,760
América Móvil, SAB de CV 5.00% 2020	$4,350	4,826
América Móvil, SAB de CV 8.46% 2036	MXN65,000	4,481
Telecom Italia Capital SA 6.999% 2018	$5,950	5,568
Syniverse Holdings, Inc. 9.125% 2019	4,600	4,876
		2,016,432

FINANCIALS — 9.99%
Realogy Corp. 10.50% 2014	1,000	905
Realogy Corp., Letter of Credit, 4.522% 20161,2,3	11,788	10,562
Realogy Corp., Term Loan B, 4.691% 20161,2,3	139,623	125,105
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	147,699	148,622
Realogy Corp. 7.875% 20194	145,435	127,256
CIT Group Inc., Series A, 7.00% 2015	125,207	125,614
CIT Group Inc., Series A, 7.00% 2016	129,650	129,812
Liberty Mutual Group Inc. 6.50% 20354	18,000	17,573
Liberty Mutual Group Inc., Series B, 7.00% 20671,4	11,185	9,507
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	60,323	54,291
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	47,950	60,657
Springleaf Finance Corp., Series I, 5.40% 2015	18,513	13,561
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,3	49,290	43,088
Springleaf Finance Corp., Series J, 6.90% 2017	20,000	14,500
Regions Financial Corp. 6.375% 2012	19,213	19,453
Regions Financial Corp. 7.75% 2014	36,979	37,534
Regions Financial Corp. 5.20% 2015	5,300	4,982
Regions Financial Corp. 5.75% 2015	5,024	4,848
HBOS PLC 6.75% 20184	35,925	28,832
LBG Capital No.1 PLC, Series 2, 7.875% 20204	29,490	22,648
Lloyds TSB Bank PLC 6.375% 2021	1,250	1,254
HBOS PLC 6.00% 20334	17,481	10,706
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)1,4,9	4,704	2,611
Host Marriott, LP, Series O, 6.375% 2015	10,725	10,966
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	18,325	18,921
Host Hotels & Resorts LP 9.00% 2017	3,850	4,206
Host Hotels & Resorts LP 5.875% 20194	16,100	16,462
Host Hotels & Resorts LP 6.00% 2020	4,000	4,110
Host Hotels & Resorts LP 6.00% 20214	7,000	7,193
MetLife Capital Trust IV, junior subordinated 7.875% 20671,4	14,950	15,585
MetLife Capital Trust X, junior subordinated 9.25% 20681,4	20,835	23,908
MetLife Inc., junior subordinated 10.75% 20691	7,000	9,263
Developers Diversified Realty Corp. 5.50% 2015	2,470	2,494
Developers Diversified Realty Corp. 9.625% 2016	20,326	23,669
Developers Diversified Realty Corp. 7.50% 2017	9,940	10,745
Developers Diversified Realty Corp. 7.875% 2020	6,040	6,747
Ford Motor Credit Co. 8.70% 2014	2,000	2,238
Ford Motor Credit Co. 5.625% 2015	2,000	2,075
Ford Motor Credit Co. 7.00% 2015	6,000	6,465
Ford Motor Credit Co. 8.00% 2016	13,950	15,866
Ford Motor Credit Co. 6.625% 2017	5,150	5,614
Ford Motor Credit Co. 5.875% 2021	10,000	10,437
Rouse Co. 7.20% 2012	7,875	8,023
Rouse Co. 5.375% 2013	22,130	22,075
Rouse Co. 6.75% 20134	6,250	6,336
Royal Bank of Scotland Group PLC 5.05% 2015	3,581	2,922
Royal Bank of Scotland Group PLC 4.70% 2018	18,909	12,367
RBS Capital Trust II 6.425% noncumulative trust (undated)1,9	24,535	12,881
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1,4	10,755	6,789
International Lease Finance Corp. 5.00% 2012	3,525	3,525
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,000
International Lease Finance Corp. 8.625% 2015	13,430	13,816
American International Group, Inc. 4.875% 2016	8,445	8,001
International Lease Finance Corp. 5.75% 2016	9,000	8,357
Hospitality Properties Trust 7.875% 2014	4,090	4,447
Hospitality Properties Trust 5.125% 2015	4,410	4,469
Hospitality Properties Trust 6.30% 2016	5,940	6,240
Hospitality Properties Trust 5.625% 2017	8,870	8,995
Hospitality Properties Trust 6.70% 2018	9,595	10,177
Prologis, Inc. 7.625% 2014	3,000	3,288
Prologis, Inc. 6.25% 2017	2,750	2,975
Prologis, Inc. 6.625% 2018	8,570	9,319
Prologis, Inc. 7.375% 2019	7,120	8,054
Prologis, Inc. 6.875% 2020	6,580	7,315
Barclays Bank PLC 5.14% 2020	13,010	11,028
Barclays Bank PLC, junior subordinated 6.86% (undated)1,4	13,797	10,762
Barclays Bank PLC, junior subordinated 7.434% (undated)1,4	9,095	8,140
Zions Bancorporation 5.65% 2014	6,115	6,222
Zions Bancorporation 7.75% 2014	5,530	5,868
Zions Bancorporation 6.00% 2015	17,002	16,983
Genworth Financial, Inc. 7.625% 2021	14,935	13,983
Genworth Financial, Inc., junior subordinated 6.15% 20661	22,500	12,262
Catlin Insurance Ltd., junior subordinated 7.249% (undated)1,4	30,275	25,961
Lazard Group LLC 7.125% 2015	22,000	23,645
Synovus Financial Corp. 4.875% 2013	3,355	3,221
Synovus Financial Corp. 5.125% 2017	19,612	16,670
Unum Group 7.125% 2016	12,425	14,196
Unum Group 5.625% 2020	1,155	1,191
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)1	13,810	14,863
ACE Cash Express, Inc. 11.00% 20194	14,825	13,676
Associated Banc-Corp 5.125% 2016	12,700	13,105
NASDAQ OMX Group, Inc. 5.25% 2018	12,250	12,872
Bank of America Corp. 5.00% 2021	11,660	10,636
BBVA Bancomer SA, junior subordinated 7.25% 20204	1,700	1,708
BBVA Bancomer SA 6.50% 20214	8,305	8,045
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)1	8,770	9,369
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)1	11,250	8,916
HSBK (Europe) BV 7.25% 20214	8,545	8,117
Brandywine Operating Partnership, LP 7.50% 2015	7,000	7,683
QBE Capital Funding III LP 7.25% 20411,4	7,650	6,745
Société Générale 5.75% 20164	6,000	5,143
VEB Finance Ltd. 6.902% 20204	4,950	5,098
Banco de Crédito del Perú 5.375% 20204	5,000	4,929
Capital One Capital V 10.25% 2039	3,170	3,309
The Export-Import Bank of Korea 4.375% 2021	2,900	2,880
Banco del Estado de Chile 4.125% 20204	2,500	2,563
Allstate Corp., Series B, junior subordinated 6.125% 20671	2,530	2,309
Banco Mercantil del Norte, SA, junior subordinated 6.862% 20211,4	2,000	2,040
Development Bank of Kazakhstan 5.50% 20154	1,475	1,468
		1,697,862

INDUSTRIALS — 9.16%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.479% 20141,2,3	9,750	7,377
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.579% 20141,2,3	158,958	120,262
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	22,071	17,635
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	8,045	1,529
Hawker Beechcraft Acquisition Co., LLC 8.875% 20151,6	57,450	10,915
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	5,075	508
Ply Gem Industries, Inc. 13.125% 2014	19,367	17,237
Ply Gem Industries, Inc. 8.25% 2018	149,400	130,912
US Investigations Services, Inc., Term Loan B, 3.037% 20151,2,3	6,544	6,094
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,3	53,773	53,505
US Investigations Services, Inc. 10.50% 20154	48,330	43,739
US Investigations Services, Inc. 11.75% 20164	18,950	16,676
CEVA Group PLC, Bridge Loan, 9.75% 20151,2,3,7	56,263	36,008
CEVA Group PLC 11.625% 20164	16,330	16,289
CEVA Group PLC 8.375% 20174	25,775	24,293
CEVA Group PLC 11.50% 20184	37,657	34,174
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	121,680	106,774
ARAMARK Corp. 3.929% 20151	25,720	24,948
ARAMARK Corp. 8.50% 2015	51,370	52,911
ARAMARK Corp. 8.625% 20164,6	23,800	24,633
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.43% 20141,2,3	6,755	6,620
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.43% 20141,2,3	6,457	6,328
DAE Aviation Holdings, Inc. 11.25% 20154	82,434	86,144
Nortek Inc. 10.00% 20184,10	50,485	48,087
Nortek Inc. 8.50% 20214,10	51,015	43,363
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,3	29,318	28,139
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20062,7,9	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	2,370	2,323
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	4,123	3,979
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	3,355	3,305
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	4,345	4,541
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	1,040	1,019
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	3,305	3,456
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20202	739	713
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	10,587	10,508
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	8,271	7,837
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	4,582	4,731
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,484	2,654
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20222	287	309
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	5,655	5,542
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20242	2,722	2,714
Esterline Technologies Corp. 6.625% 2017	21,562	22,424
Esterline Technologies Corp. 7.00% 2020	40,860	43,312
Euramax International, Inc. 9.50% 20164	80,035	62,827
Ashtead Capital, Inc. 9.00% 20164	48,955	51,280
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	2,557	2,950
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	6,492	7,466
Nielsen Finance LLC, Term Loan 1L, 8.50% 20172,3,7	28,000	30,240
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	9,700	10,525
Northwest Airlines, Inc., Term Loan B, 4.08% 20131,2,3	7,394	7,357
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	8,113	8,235
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20172,4	7,650	7,115
Northwest Airlines, Inc., Term Loan A, 2.33% 20181,2,3	9,238	8,638
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	16,773	16,647
RBS Global, Inc. and Rexnord LLC 11.75% 2016	3,525	3,719
RBS Global, Inc. and Rexnord LLC 8.50% 2018	39,800	42,387
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	34,840	25,433
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	21,275	15,956
Navios South American Logistics Inc. 9.25% 20194	3,225	2,596
JELD-WEN Escrow Corp. 12.25% 20174	38,625	41,136
TransDigm Inc. 7.75% 2018	36,445	39,361
H&E Equipment Services, Inc. 8.375% 2016	22,775	23,401
Baker Corp. 8.25% 20194	14,400	13,608
RailAmerica, Inc. 9.25% 2017	10,253	11,253
Kansas City Southern Railway Co. 8.00% 2015	10,392	11,080
AMR Corp. 9.00% 2012	16,155	3,716
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	6,428	1,221
AMR Corp. 10.00% 2021	9,000	2,047
Sequa Corp., Term Loan B, 3.63% 20141,2,3	6,469	6,323
CMA CGM 8.50% 20174	12,800	5,280
Odebrecht Finance Ltd 6.00% 20234	4,800	4,836
Florida East Coast Railway Corp. 8.125% 2017	3,950	3,920
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	2,960	3,056
		1,558,076

HEALTH CARE — 7.69%
VWR Funding, Inc., Series B, 10.25% 20151,6	138,533	143,728
PTS Acquisition Corp. 9.50% 20151,6	120,218	124,125
PTS Acquisition Corp. 9.75% 2017	€16,085	19,048
Quintiles, Term Loan B, 5.00% 20181,2,3	$120,738	118,835
Tenet Healthcare Corp. 7.375% 2013	51,295	53,090
Tenet Healthcare Corp. 9.25% 2015	48,935	51,688
Kinetic Concepts, Inc. 10.50% 20184	93,140	91,510
Bausch & Lomb Inc. 9.875% 2015	64,975	68,549
HCA Inc. 6.375% 2015	21,730	22,246
HCA Inc., Term Loan B2, 3.829% 20171,2,3	7,015	6,673
HCA Inc. 6.50% 2020	5,000	5,200
HCA Inc. 7.875% 2020	5,050	5,479
HCA Inc. 7.50% 2022	25,300	25,932
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	41,215	44,203
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	17,885	19,182
Symbion Inc. 8.00% 2016	64,460	59,867
Alkermes, Inc., Term Loan B, 6.75% 20171,2,3	36,975	36,836
Alkermes, Inc., Term Loan B, 9.50% 20181,2,3	19,930	19,731
inVentiv Health Inc. 10.00% 20184	56,630	52,100
inVentiv Health Inc. 10.00% 20184	3,240	2,981
Patheon Inc. 8.625% 20174	63,911	51,129
Surgical Care Affiliates, Inc. 8.875% 20151,4,6	28,684	28,899
Surgical Care Affiliates, Inc. 10.00% 20174	19,430	18,750
Merge Healthcare Inc 11.75% 2015	41,500	44,198
Grifols Inc. 8.25% 2018	37,875	39,958
Rotech Healthcare Inc. 10.50% 2018	50,075	38,808
Multiplan Inc. 9.875% 20184	35,790	37,401
Centene Corp. 5.75% 2017	31,435	31,435
Boston Scientific Corp. 6.00% 2020	12,086	13,509
ConvaTec Healthcare 10.50% 20184	13,100	11,757
Accellent Inc. 8.375% 2017	7,500	7,388
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	1,960	2,097
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	3,500	3,736
Health Management Associates, Inc. 6.125% 2016	3,000	3,120
DJO Finance LLC 7.75% 2018	3,900	3,013
Vanguard Health Systems Inc. 0% 2016	1,235	778
		1,306,979

INFORMATION TECHNOLOGY — 6.86%
First Data Corp., Term Loan B2, 3.044% 20141,2,3	69,455	63,204
First Data Corp. 9.875% 2015	20,387	19,164
First Data Corp. 9.875% 2015	1,046	988
First Data Corp. 10.55% 20156	28,662	27,480
First Data Corp. 11.25% 2016	74,485	62,195
First Data Corp. 7.375% 20194	5,000	4,725
First Data Corp. 8.25% 20214	79,972	71,975
First Data Corp. 12.625% 20214	192,667	168,584
First Data Corp. 8.75% 20221,4,6	103,127	89,205
Freescale Semiconductor, Inc., Term Loan, 4.52% 20161,2,3	19,735	18,931
Freescale Semiconductor, Inc. 10.125% 2016	78,627	83,148
Freescale Semiconductor, Inc. 9.25% 20184	33,725	36,212
Freescale Semiconductor, Inc. 10.125% 20184	37,186	40,719
NXP BV and NXP Funding LLC 3.153% 20131	337	338
NXP BV and NXP Funding LLC 4.322% 20131,2	€1,418	1,816
NXP BV and NXP Funding LLC 10.00% 20135	$77,049	85,332
NXP BV and NXP Funding LLC 9.75% 20184	55,650	60,937
SRA International, Inc., Term Loan B, 6.50% 20181,2,3	52,390	49,596
Sterling Merger Inc. 11.00% 20194	61,395	60,167
Blackboard Inc., Term Loan B, 7.50% 20181,2,3	76,925	73,127
SunGard Data Systems Inc. 10.625% 2015	6,250	6,687
SunGard Data Systems Inc. 7.375% 2018	14,900	15,328
SunGard Data Systems Inc. 7.625% 2020	23,484	24,247
Serena Software, Inc. 10.375% 2016	24,540	25,276
EH Holding Corp. 6.50% 20194	4,500	4,714
EH Holding Corp. 7.625% 20214	15,850	16,722
Jabil Circuit, Inc. 8.25% 2018	11,915	13,792
Jabil Circuit, Inc. 5.625% 2020	6,000	6,135
Advanced Micro Devices, Inc. 8.125% 2017	11,050	11,520
Advanced Micro Devices, Inc. 7.75% 2020	3,750	3,872
Sanmina-SCI Corp. 3.296% 20141,4	3,105	3,035
Sanmina-SCI Corp. 8.125% 2016	7,773	8,064
Ceridian Corp. 11.25% 2015	11,000	8,635
		1,165,870

MATERIALS — 5.04%
Reynolds Group 8.75% 20164	38,240	40,439
Reynolds Group 9.25% 20184	34,685	33,384
Reynolds Group 7.125% 20194	5,700	5,828
Reynolds Group 7.875% 20194	34,010	35,711
Reynolds Group 9.00% 20194	22,570	21,554
Reynolds Group 9.875% 20194	74,590	72,725
Georgia Gulf Corp. 9.00% 20174,10	$92,490	98,271
Ardagh Packaging Finance 7.375% 2017	€17,870	22,781
Ardagh Packaging Finance 7.375% 20174	$5,530	5,613
Ardagh Packaging Finance 11.125% 20184,6	12,467	10,605
Ardagh Packaging Finance 9.125% 20204	5,715	5,686
Ardagh Packaging Finance 9.25% 2020	€14,860	17,454
MacDermid 9.50% 20174	$44,766	44,766
Ball Corp. 7.125% 2016	15,285	16,699
Ball Corp. 6.75% 2020	2,555	2,791
Ball Corp. 5.75% 2021	21,080	22,187
Smurfit Kappa Acquisition 7.75% 2019	€11,610	15,552
Smurfit Capital Funding PLC 7.50% 2025	$25,515	24,239
Consolidated Minerals Ltd. 8.875% 20164	45,085	39,224
Newpage Corp. 11.375% 2014	46,550	34,680
Nalco Co. 8.25% 2017	26,500	30,078
Nalco Co. 6.625% 20194	3,000	3,473
Packaging Dynamics Corp. 8.75% 20164	32,345	32,507
CEMEX Finance LLC 9.50% 20164	18,150	16,017
CEMEX Finance LLC 9.50% 2016	6,850	6,045
CEMEX SA 9.25% 20204	7,635	5,898
JMC Steel Group Inc. 8.25% 20184	28,400	27,832
Graphic Packaging International, Inc. 9.50% 2017	11,715	12,887
Graphic Packaging International, Inc. 7.875% 2018	8,965	9,593
International Paper Co. 7.95% 2018	17,575	21,415
ArcelorMittal 5.50% 2021	2,662	2,447
ArcelorMittal 6.75% 2041	18,820	16,948
Mirabela Nickel Ltd. 8.75% 20184	21,025	18,975
OMNOVA Solutions Inc. 7.875% 2018	20,545	17,874
Sappi Papier Holding GmbH 6.625% 2018	€5,850	6,511
Sappi Papier Holding GmbH 6.625% 20214	$12,245	10,561
FMG Resources 7.00% 20154	16,475	16,722
Rockwood Specialties Group, Inc. 7.50% 2014	5,840	5,942
Rockwood Specialties Group, Inc. 7.625% 2014	€8,035	10,607
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	$12,175	12,950
Lyondell Chemical Co. 8.00% 2017	2,001	2,196
		857,667

ENERGY — 4.43%
Petroplus Finance Ltd. 6.75% 20144	80,842	44,059
Petroplus Finance Ltd. 7.00% 20174	108,588	55,380
Petroplus Finance Ltd. 9.375% 20194	36,310	18,881
Laredo Petroleum, Inc. 9.50% 20194	101,450	108,044
Transocean Inc. 5.05% 2016	11,400	11,655
Transocean Inc. 6.375% 2021	65,555	69,780
Transocean Inc. 7.35% 2041	5,960	6,631
Peabody Energy Corp. 6.00% 20184	52,450	53,761
Peabody Energy Corp. 6.25% 20214	30,675	31,902
Arch Coal, Inc. 8.75% 2016	7,560	8,297
Arch Coal, Inc. 7.00% 20194	31,150	31,929
Arch Coal, Inc. 7.25% 20214	17,150	17,707
Energy Transfer Partners, LP 7.50% 2020	39,325	43,159
CONSOL Energy Inc. 8.00% 2017	24,690	27,159
CONSOL Energy Inc. 8.25% 2020	8,850	9,823
Alpha Natural Resources, Inc. 6.00% 2019	24,375	23,766
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	19,195	19,844
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,4	19,387	19,339
Teekay Corp. 8.50% 2020	19,135	18,513
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	17,023	17,618
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,464
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	7,434
Pemex Project Funding Master Trust 6.50% 20414	2,245	2,537
Denbury Resources Inc. 9.75% 2016	7,400	8,195
Denbury Resources Inc. 8.25% 2020	6,088	6,834
TransCanada PipeLines Ltd., junior subordinated 6.35% 20671	13,295	13,358
Overseas Shipholding Group, Inc. 8.125% 2018	20,725	12,824
Concho Resources Inc. 8.625% 2017	3,300	3,622
Concho Resources Inc. 7.00% 2021	4,400	4,747
Continental Resources Inc. 8.25% 2019	1,800	1,989
Continental Resources Inc. 7.375% 2020	700	767
Continental Resources Inc. 7.125% 2021	5,000	5,450
Petrobras International 5.75% 2020	2,780	2,988
Petrobras International 6.875% 2040	4,130	4,816
Gazprom OJSC 5.092% 20154	2,340	2,379
Gazprom OJSC 5.999% 20214	1,000	998
Gazprom OJSC, Series 9, 6.51% 2022	1,075	1,097
Gazprom OJSC 7.288% 20374	1,800	1,865
Enterprise Products Operating LLC 7.00% 20671	6,180	6,092
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	5,750	6,009
Forest Oil Corp. 8.50% 2014	1,500	1,643
Forest Oil Corp. 7.25% 2019	4,000	4,100
Reliance Holdings Ltd. 6.25% 20404	5,000	4,452
Enbridge Energy Partners, LP, junior subordinated 8.05% 20771	3,500	3,703
Anadarko Petroleum Corp. 6.20% 2040	1,500	1,672
General Maritime Corp. 12.00% 20179	19,450	438
		753,720

CONSUMER STAPLES — 3.69%
SUPERVALU INC. 7.50% 2012	3,860	3,918
Albertson’s, Inc. 7.25% 2013	4,990	5,215
SUPERVALU INC. 7.50% 2014	25,950	26,534
SUPERVALU INC. 8.00% 2016	81,860	84,930
Albertson’s, Inc. 7.45% 2029	2,684	2,107
Albertson’s, Inc. 8.00% 2031	26,420	21,202
Rite Aid Corp. 9.75% 2016	22,200	24,420
Rite Aid Corp. 10.375% 2016	15,250	16,279
Rite Aid Corp. 10.25% 2019	30,345	33,607
Rite Aid Corp. 8.00% 2020	34,650	38,461
C&S Group Enterprises LLC 8.375% 20174	55,870	59,222
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	51,959	54,557
Stater Bros. Holdings Inc. 7.75% 2015	26,230	27,050
Stater Bros. Holdings Inc. 7.375% 2018	19,175	20,325
Ingles Markets, Inc. 8.875% 2017	38,775	42,168
Smithfield Foods, Inc., Series B, 7.75% 2013	2,776	2,956
Smithfield Foods, Inc. 10.00% 2014	12,799	14,943
Smithfield Foods, Inc. 7.75% 2017	9,350	10,285
BFF International Ltd. 7.25% 20204	23,950	26,644
Cott Beverages Inc. 8.375% 2017	8,700	9,429
Cott Beverages Inc. 8.125% 2018	13,325	14,458
Del Monte Corp. 7.625% 2019	21,675	20,916
Tyson Foods, Inc. 10.50% 2014	16,525	19,169
Spectrum Brands Inc. 9.50% 2018	12,175	13,377
Constellation Brands, Inc. 8.375% 2014	4,650	5,243
Constellation Brands, Inc. 7.25% 2017	6,500	7,183
Pilgrim’s Pride Corp. 7.875% 2018	10,000	9,450
CEDC Finance Corp. 9.125% 20164	11,500	8,194
TreeHouse Foods, Inc. 7.75% 2018	5,600	6,076
		628,318

UTILITIES — 2.93%
Edison Mission Energy 7.50% 2013	$40,575	39,561
Edison Mission Energy 7.75% 2016	12,825	9,426
Midwest Generation, LLC, Series B, 8.56% 20162	30,982	31,447
Edison Mission Energy 7.00% 2017	23,995	15,717
Edison Mission Energy 7.20% 2019	38,950	24,538
Edison Mission Energy 7.625% 2027	32,830	19,534
TXU, Term Loan, 3.776% 20141,2,3	9,397	6,588
TXU, Term Loan, 4.776% 20171,2,3	84,978	54,022
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	48,975	41,812
Intergen Power 9.00% 20174	71,950	76,087
AES Corp. 7.75% 2015	5,575	6,091
AES Corp. 8.00% 2017	34,000	37,570
AES Corp. 8.00% 2020	16,300	18,011
AES Corp. 7.375% 20214	5,775	6,251
NRG Energy, Inc. 7.375% 2017	42,835	44,548
NRG Energy, Inc. 8.25% 2020	6,000	6,060
CMS Energy Corp. 8.75% 2019	21,125	25,126
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	525	533
NV Energy, Inc 6.25% 2020	22,150	23,054
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20174	2,000	2,200
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20214	4,125	4,311
Enersis SA 7.375% 2014	5,000	5,490
		497,977

Total corporate bonds, notes & loans		14,293,223

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 2.50%
Brazil (Federal Republic of) 10.00% 2017	BRL35,620	18,342
Brazil (Federal Republic of) 6.00% 201711	25,015	13,972
Brazil (Federal Republic of) Global 8.00% 20182	$2,954	3,463
Brazil (Federal Republic of) Global 4.875% 2021	3,100	3,480
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	9,208
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	3,462
Brazil (Federal Republic of) 6.00% 204511	BRL20,863	12,074
Colombia (Republic of) Global 10.00% 2012	$1,500	1,505
Colombia (Republic of) Global 10.75% 2013	3,800	4,170
Colombia (Republic of) Global 8.25% 2014	4,000	4,750
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	12,720
Colombia (Republic of) Global 11.75% 2020	$1,936	3,049
Colombia (Republic of) Global 7.75% 2021	COP 1,780,000	1,102
Colombia (Republic of) Global 9.85% 2027	12,085,000	8,823
Colombia (Republic of) Global 10.375% 2033	$823	1,389
Colombia (Republic of) Global 7.375% 2037	4,139	5,846
Turkey (Republic of) 16.00% 2012	TRY 8,000	4,259
Turkey (Republic of) 4.00% 201511	23,482	13,273
Turkey (Republic of) 10.00% 2015	15,100	7,887
Turkey (Republic of) 7.50% 2017	$9,700	10,961
Turkey (Republic of) 6.75% 2018	3,250	3,563
Turkey (Republic of) 6.75% 2040	2,500	2,588
United Mexican States Government, Series M20, 10.00% 2024	MXN186,500	17,225
United Mexican States Government Global, Series A, 6.75% 2034	$6,105	7,982
United Mexican States Government, Series M30, 10.00% 2036	MXN47,000	4,182
United Mexican States Government 4.00% 204011	95,012	7,147
Polish Government, Series 0414, 5.75% 2014	PLN51,554	15,226
Polish Government, Series 1017, 5.25% 2017	2,050	588
Polish Government 6.375% 2019	$3,535	3,924
Polish Government 5.125% 2021	14,225	14,510
Russian Federation 7.85% 2018	RUB160,000	5,068
Russian Federation 7.85% 2018	115,000	3,642
Russian Federation 5.00% 2020	$2,100	2,172
Russian Federation 12.75% 2028	2,000	3,420
Russian Federation 7.50% 20302	15,536	18,080
Argentina (Republic of) 0.055% 20121,2	16,240	2,003
Argentina (Republic of) 7.00% 2015	9,560	8,744
Argentina (Republic of) 8.28% 20332,6	6,536	4,804
Argentina (Republic of) GDP-Linked 2035	77,377	10,059
Uruguay (Republic of) 5.00% 201811	UYU184,005	10,376
Uruguay (Republic of) 4.25% 20272,11	171,072	8,758
Uruguay (Republic of) 4.375% 202811	104,493	5,255
Venezuela (Republic of) 10.75% 2013	$6,000	6,090
Venezuela (Republic of) 8.50% 2014	1,250	1,170
Venezuela (Republic of) 7.65% 2025	8,455	5,284
Venezuela (Republic of) 9.25% 2027	9,795	7,126
Venezuela (Republic of) 9.25% 2028	2,390	1,667
Panama (Republic of) Global 7.125% 2026	585	765
Panama (Republic of) Global 8.875% 2027	6,500	9,783
Panama (Republic of) Global 6.70% 20362	6,440	8,436
Indonesia (Republic of) 10.375% 2014	1,800	2,113
Indonesia (Republic of) 6.875% 20174	1,000	1,168
Indonesia (Republic of) 6.875% 2018	5,000	5,913
Indonesia (Republic of) 6.875% 20184	3,725	4,405
Indonesia (Republic of) 6.625% 20374	2,500	3,050
South Korean Government 5.00% 2014	KRW11,325,000	10,255
South Korean Government 5.50% 2017	2,800,000	2,675
Croatian Government 6.75% 20194	$9,400	8,943
Croatian Government 6.375% 20214	2,810	2,568
Dominican Republic 7.50% 20212,4	10,000	9,875
Chilean Government 5.50% 2020	CLP1,790,000	3,609
Chilean Government 3.25% 2021	$5,075	5,240
Philippines (Republic of) 6.25% 2036	PHP293,000	6,668
Hungarian Government, Series 17/B, 6.75% 2017	HUF1,012,000	3,720
Peru (Republic of) 7.125% 2019	$2,945	3,707
Corporación Andina de Fomento 5.75% 2017	3,000	3,297
Sri Lanka (Republic of) 6.25% 20214	3,300	3,257
Province of Buenos Aires 10.875% 20212,4	1,500	1,144
		424,979

MORTGAGE-BACKED OBLIGATIONS2 — 0.34%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	10,725	11,451
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	27,010	28,785
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.476% 20371	17,012	12,012
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	1,942	1,817
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.295% 20351	1,826	1,601
Citicorp Mortgage Securities, Inc. 5.50% 2035	1,498	1,491
		57,157

U.S. TREASURY BONDS & NOTES — 0.32%
U.S. Treasury 1.375% 2012	10,000	10,089
U.S. Treasury 1.375% 2013	21,500	21,788
U.S. Treasury 3.25% 2016	20,000	22,200
		54,077

MUNICIPALS — 0.08%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20304	12,385	12,675
State of Connecticut, Mohegan Tribe of Indians, Gaming Authority Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	2,500	1,737
		14,412

ASSET-BACKED OBLIGATIONS2 — 0.03%
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class D, 6.65% 2017	$2,500	$2,634
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20164	2,000	2,183
		4,817

Total bonds, notes & other debt instruments (cost: $15,005,400,000)		14,848,665

	Shares or
Convertible securities — 0.78%	principal amount

INFORMATION TECHNOLOGY — 0.50%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	47,207
Liberty Media Corp. 3.50% convertible notes 2031	$48,500,000	27,785
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$25,000,000	10,563
		85,555

CONSUMER DISCRETIONARY — 0.09%
Cooper-Standard Holdings Inc. 7.00% convertible preferred4,7,10	99,687	15,690

ENERGY — 0.08%
Apache Corp., Series D, 6.00% convertible preferred 2013	230,000	12,484

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20404	$7,722,000	4,981
Portugal Telecom, SGPS, SA convertible notes 2014	€1,800,000	1,922
		6,903

UTILITIES — 0.04%
PPL Corp. 9.50% convertible preferred 2013, units	121,677	6,793

FINANCIALS — 0.03%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20274	$5,000,000	5,019

Total convertible securities (cost: $134,763,000)		132,444

Preferred securities — 0.50%	Shares

FINANCIALS — 0.50%
Ally Financial Inc., Series G, 7.00%4	41,250	29,572
Ally Financial Inc., Series 2, 8.125% preferred	650,000	12,650
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	450,000	12,727
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	500,000	12,625
Citigroup Inc. 6.95% preferred	228,000	5,322
Citigroup Inc. 7.875% preferred	150,150	3,951
HSBC Holdings PLC, Series 2, 8.00%	300,000	7,842

Total preferred securities (cost: $88,022,000)		84,689

		Value
Common stocks — 1.29%	Shares	(000)

CONSUMER DISCRETIONARY — 0.38%
Cooper-Standard Holdings Inc.4,7,10,12	1,224,685	$42,251
American Media, Inc.5,7,10,12	1,122,345	12,646
Ford Motor Co.12	810,210	8,718
Adelphia Recovery Trust, Series Arahova7,12	1,773,964	73
Adelphia Recovery Trust, Series ACC-112	10,643,283	10
Five Star Travel Corp.5,7,12	83,780	8
		63,706

MATERIALS — 0.25%
Georgia Gulf Corp.10,12	2,198,408	42,847

INDUSTRIALS — 0.24%
Nortek, Inc.10,12	793,646	20,762
Delta Air Lines, Inc.12	2,373,769	19,204
United Continental Holdings, Inc.12	22,981	434
Atrium Corp.5,7,12	10,987	59
ACF Industries Holding Corp.7,12	4,746	—
		40,459

FINANCIALS — 0.19%
Citigroup Inc.	998,169	26,262
CIT Group Inc.12	124,904	4,356
Bank of America Corp.	390,000	2,168
		32,786

TELECOMMUNICATION SERVICES — 0.19%
American Tower Corp.	538,967	32,343

ENERGY — 0.04%
Petroplus Holdings AG12	3,360,000	6,224

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.5,7,12	25,710	63

Total common stocks (cost: $228,597,000)		218,428

Warrants — 0.02%

CONSUMER DISCRETIONARY — 0.02%
Cooper-Standard Holdings Inc., warrants, expire 20174,7,10,12	195,965	3,132
Charter Communications, Inc., warrants, expire 201412	13,390	190
Revel Holdings, Inc., warrants, expire 20215,7,12	16,916	25
		3,347

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20157,12	182,146	797

Total warrants (cost: $45,203,000)		4,144

	Principal amount	Value
Short-term securities — 8.21%	(000)	(000)

Freddie Mac 0.07%–0.15% due 1/30–8/21/2012	$342,200	$342,093
Fannie Mae 0.07%–0.18% due 1/3–10/1/2012	270,515	270,399
Straight-A Funding LLC 0.13%–0.19% due 1/19–3/19/20124	179,309	179,276
Federal Home Loan Bank 0.07%–0.19% due 5/30–10/16/2012	106,900	106,851
Coca-Cola Co. 0.10%–0.13% due 1/13–3/14/20124	76,000	75,989
Procter & Gamble International Funding S.C.A. 0.05% due 1/20/20124	40,800	40,799
Procter & Gamble Co. 0.17% due 1/5/20124	15,300	15,300
National Rural Utilities Cooperative Finance Corp. 0.11% due 1/24/2012	50,000	49,996
Medtronic Inc. 0.10% due 3/15–5/8/20124	44,600	44,577
Jupiter Securitization Co., LLC 0.12%–0.22% due 1/18–3/13/20124	41,220	41,203
Wal-Mart Stores, Inc. 0.05% due 1/11/20124	40,100	40,099
Emerson Electric Co. 0.07% due 1/20/20124	40,000	39,999
NetJets Inc. 0.08% due 1/4/20124	38,000	38,000
Google Inc. 0.05% due 1/20/20124	30,000	29,999
Private Export Funding Corp. 0.11% due 1/9/20124	29,000	28,998
Merck & Co. Inc. 0.06% due 1/11/20124	20,000	20,000
Johnson & Johnson 0.04% due 4/3/20124	17,000	16,998
eBay Inc. 0.10% due 3/7/20124	15,700	15,687

Total short-term securities (cost: $1,396,134,000)		1,396,263

Total investment securities (cost: $16,898,119,000)		16,684,633
Other assets less liabilities		318,556

Net assets		$17,003,189

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,818,256,000, which represented 10.69% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,721,811,000, which represented 33.65% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$69,134	$85,332	.50%
Revel Entertainment 12.00% 2018	2/15/2011–9/16/2011	34,878	26,138	.15
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	25	.00
Gray Television, Inc., Series D, 17.00% (undated)	6/26/2008	15,730	14,941	.09
American Media, Inc.	11/17/2010	18,803	12,646	.07
HSW International, Inc.	12/17/2007	791	63	.00
Atrium Corp.	4/30/2010	990	59	.00
Five Star Travel Corp.	12/17/2007	21	8	.00
Total restricted securities		$140,347	$139,212	.81%

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $319,112,000, which represented 1.88% of the net assets of the fund.
8Step bond; coupon rate will increase at a later date.
9Scheduled interest and/or principal payment was not received.
10The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
11Index-linked bond whose principal amount moves with a government price index.
12Security did not produce income during the last 12 months.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2011, appear below.

	Beginning shares or			Ending shares or principal	Dividend or interest income	Value of Affiliates at 12/31/2011
	principal amount	Additions	Reductions	amount	(000)	(000)

Georgia Gulf Corp. 9.00% 2017	$92,490,000	$—	—	$92,490,000	$2,078	$98,271
Georgia Gulf Corp.	2,198,408	—	—	2,198,408	—	42,847
Georgia Gulf Corp. 10.75% 2016	$5,388,000	$—	$5,388,000	$—	33	—
Nortek Inc. 10.00% 2018	$50,485,000	$—	$—	$50,485,000	1,278	48,087
Nortek Inc. 8.50% 2021	$51,015,000	$—	$—	$51,015,000	1,130	43,363
Nortek, Inc.	793,646	—	—	793,646	—	20,762
Cooper-Standard Holdings Inc.	1,224,685	—	—	1,224,685	—	42,251
Cooper-Standard Holdings Inc.
7.00% convertible preferred	99,687	—	—	99,687	174	15,690
Cooper-Standard Holdings Inc., warrants,
expire 2017	195,965	—	—	195,965	—	3,132
American Media, Inc.	1,122,345	—	—	1,122,345	—	12,646
					$4,693	$327,049

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of December 31, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
					Unrealized
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	12/31/2011

Sales:
Brazilian reais	1/26/2012	JPMorgan Chase	$21,392	BRL40,000	$96
Euros	1/5/2012	HSBC Bank	$13,728	€10,300	397
Euros	1/10/2012	Bank of New York Mellon	$9,332	€7,000	272
Euros	1/11/2012	JPMorgan Chase	$55,577	€41,500	1,861
Euros	1/11/2012	JPMorgan Chase	$8,035	€6,000	269
Euros	1/12/2012	JPMorgan Chase	$1,533	€1,150	45
Euros	1/13/2012	UBS AG	$410	€305	15
Euros	1/13/2012	HSBC Bank	$1,000	€750	29
Euros	1/17/2012	Citibank	$59,913	€45,700	759
Euros	1/20/2012	Citibank	$4,017	€3,000	134
Euros	1/25/2012	HSBC Bank	$14,617	€11,150	183
Euros	1/25/2012	UBS AG	$1,967	€1,500	25
Euros	1/26/2012	JPMorgan Chase	$22,289	€17,000	283
Euros	2/1/2012	Barclays Bank PLC	$13,077	€10,000	132
Euros	2/2/2012	JPMorgan Chase	$777	€600	—
					$4,500

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$14,048,855	$244,368	$14,293,223
Bonds & notes of governments &
government agencies outside the U.S.	—	424,979	—	424,979
Mortgage-backed obligations	—	57,157	—	57,157
U.S. treasury bonds & notes	—	54,077	—	54,077
Municipals	—	14,412	—	14,412
Asset-backed obligations	—	4,817	—	4,817
Convertible securities	19,277	113,167	—	132,444
Preferred securities	17,947	66,742	—	84,689
Common stocks	163,328	42,251	12,849	218,428
Warrants	190	3,929	25	4,144
Short-term securities	—	1,396,263	—	1,396,263
Total	$200,742	$16,226,649	$257,242	$16,684,633

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$4,500	$—	$4,500

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2011 (dollars in thousands):

	Beginning					Ending
	value at	Transfers		Net realized	Unrealized	value at
	10/1/2011	into Level 3†	Sales	gain	depreciation	12/31/2011
Investment securities	$272,184	$72	$(13,802)	$231	$(1,443)	$257,242

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands):						$(1,443)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$706,413
Gross unrealized depreciation on investment securities	(971,805)
Net unrealized depreciation on investment securities	(265,392)
Cost of investment securities for federal income tax purposes	16,950,025

Key to abbreviations and symbol

BRL = Brazilian reais	MXN = Mexican pesos
CHF = Swiss francs	PHP = Philippine pesos
CLP = Chilean pesos	PLN = Polish zloty
COP = Colombian pesos	RUB = Russian rubles
€ = Euros	TRY = Turkish liras
HUF = Hungarian forints	UYU = Uruguayan pesos
KRW = South Korean won

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-921-0212O-S29429

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: February 28, 2012